ACCOUNTS PAYABLE	9 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 6 – ACCOUNTS PAYABLE

As of September 30, 2024, and December 31, 2023, the Company had $822,038 and $601,631 in outstanding accounts payable, respectively.

On June 14, 2024, the Company entered into a Debt Release agreement with a vendor to release $35,000 related to an open accounts payable balance in exchange for the immediate issuance of 450,000 shares of common stock at the $0.10 per share stock price on the date of the transaction. As a result of this transaction, the Company recognized a loss of $11,125 included in other income (expenses) as a loss on extinguishment of debt within the accompanying statement of operations for the nine months ended September 30, 2024.